Employee benefit expense (Employee benefit expenses) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee benefits expense [Abstract]
Wages and salaries	$ 386,686	$ 340,910
Statutory and company benefits	71,477	63,657
Expenses related to defined benefit plans	10,929	5,572
Expenses related to defined contribution plans	20,218	18,644
Equity-settled share-based compensation	11,656	8,152
Cash-settled share-based compensation	37,201	59,225
Employee benefit expense	$ 538,167	$ 496,160